2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents					$ 0	$ 0
Allowance for doubtful accounts					18,920	18,920
Bad debt expense			$ 43,849	$ 12,252	67,633	106,464
Impairment charges					$ 0	0
Operating lease discount rate					8.00%
Operating lease cost					$ 123,563
Intangible assets, net					86,151	63,755
Amortization expense					1,879	974
Shipping expense					17,563,594	13,892,025
Advertising					159,728	153,878
Customer deposits	$ 4,087,592		4,087,592		2,915,406	3,298,609
Revenue recognized in current year accrued from prior year					2,678,565	3,151,250
Revenues	8,359,422	$ 5,583,064	16,625,688	17,056,737	24,189,803	20,050,776
Products [Member]
Revenues	7,910,540	4,633,974	15,135,472	14,469,616	3,167,237	21,022,566
Services [Member]
Revenues	$ 448,882	$ 949,090	$ 1,490,216	$ 2,587,121	$ 928,063	19,122,713
First Lease [Member]
Operating lease discount rate					8.00%
Operating lease term					24 months
Second Lease [Member]
Operating lease discount rate					8.00%
Operating lease term					28 months
Shipping and Handling [Member]
Shipping expense					$ 679,911	$ 490,526